INTANGIBLE ASSETS AND GOODWILL	6 Months Ended
Jun. 27, 2025
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL
The following table summarises the movement in net book value for intangible assets and goodwill during the six months ended 27 June 2025:

	Intangible assets	Goodwill
	€ million	€ million
Net book value as at 31 December 2024	12,749	4,687
Additions	80	—
Amortisation expense	(89)	—
Currency translation adjustments	(306)	(143)
Net book value as at 27 June 2025	12,434	4,544